Pension and other post-retirement benefits - Mortality tables and life expectancies (Details 9) - year	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit plan, Disclosure
Assumptions pertaining to mortality tables	The BVG 2020 tables were used, which included final 2018 CMI projections, with a long-term rate of improvement of 1.25% per annum. 102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included final CMI projections, with a long-term rate of improvement of 1.25% per annum.
BVG 2020 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.25%
SAPS S3 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.25%
Switzerland | BVG 2020 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.7	21.7
Life expectancy rate at age 65, Female	23.4	23.7
Switzerland | BVG 2020 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	23.3	23.3
Life expectancy rate at age 65, Female	25.0	25.3
UK | SAPS S3 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	23.5	23.3
Life expectancy rate at age 65, Female	25.0	24.5
UK | SAPS S3 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	24.7	24.9
Life expectancy rate at age 65, Female	26.4	26.3
US | Pri-2012 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	20.6	21.1
Life expectancy rate at age 65, Female	22.5	22.8
US | Pri-2012 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.8	22.3
Life expectancy rate at age 65, Female	23.7	23.9
Bank
Defined benefit plan, Disclosure
Assumptions pertaining to mortality tables	102% of Self-Administered Pension Scheme (SAPS) S3 light tables were used, which included proposed CMI projections with a long-term rate of improvement of 1.25% per annum.
Bank | SAPS S3 [Member]
Defined benefit plan, Disclosure
Continuous Mortality Investigation (CMI) model, long-term improvement rate	1.25%
Bank | UK | SAPS S3 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	23.5	23.3
Life expectancy rate at age 65, Female	25.0	24.5
Bank | UK | SAPS S3 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	24.7	24.9
Life expectancy rate at age 65, Female	26.4	26.3
Bank | US | Pri-2012 [Member] | 65
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	20.6	21.1
Life expectancy rate at age 65, Female	22.5	22.8
Bank | US | Pri-2012 [Member] | 45
Defined benefit plan, Disclosure
Life expectancy rate at age 65, Male	21.8	22.3
Life expectancy rate at age 65, Female	23.7	23.9